Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Curtailments	$ (84)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	281,161	303,077
Service cost	4,295	5,313	4,920
Interest cost	14,153	12,660	12,728
Actuarial (gain) loss	43,250	(30,223)
Benefits paid	(22,600)	(10,332)
Plan amendments		666
Curtailments	(8,650)
Benefit obligation at December 31	311,609	281,161	303,077
Fair value of plan assets at January 1	232,347	190,084
Actual return on plan assets	17,148	36,517
Employer contributions	18,002	16,078
Fair value of plan assets at December 31	244,897	232,347	190,084
Net amount recognized at December 31,	66,712	48,814
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	57,174	63,033
Service cost	1,161	1,525	1,309
Interest cost	2,903	2,579	2,482
Actuarial (gain) loss	11,769	(9,024)
Plan participants' contributions	217	190
Benefits paid	(989)	(927)
Benefits paid including amounts out ot Trust	(1,311)	(1,129)
Plan amendments	45
Benefit obligation at December 31	71,958	57,174	63,033
Fair value of plan assets at January 1	40,840	34,054
Actual return on plan assets	3,175	5,800
Employer contributions	300	1,913
Fair value of plan assets at December 31	43,326	40,840	34,054
Net amount recognized at December 31,	$ 28,632	$ 16,334